Summary of Impaired Loans (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 3,501	$ 2,622
Carrying value of impaired loans	3,299	2,503
Related allowance for credit losses	1,022	757
Average gross impaired loans	2,812	2,441
Residential mortgages [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	665	688
Carrying value of impaired loans	618	640
Related allowance for credit losses	57	56
Average gross impaired loans	618	656
Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	849	736
Carrying value of impaired loans	795	713
Related allowance for credit losses	197	154
Average gross impaired loans	735	733
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	514	349
Carrying value of impaired loans	514	349
Related allowance for credit losses	312	207
Average gross impaired loans	425	277
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,473	849
Carrying value of impaired loans	1,372	801
Related allowance for credit losses	456	340
Average gross impaired loans	$ 1,034	$ 775